Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Loss Per Share (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss	$ (1,587)	$ (1,708)	$ (5,067)	$ (5,046)
Weighted-average shares used in computing the loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	100,000
Loss per share attributable to ordinary shareholders, basic and diluted	$ 1.59	$ 1.71	$ 5.07	$ 50.46